Income Taxes - Schedule of Operating Loss Carryforward (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Income taxes
Operating loss carryforward, No expiry	$ 58,717
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction	257,613
Switzerland
Income taxes
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction	198,115
USA
Income taxes
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction	681
Spain
Income taxes
Operating loss carryforward, No expiry	4,170
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction	4,170
France
Income taxes
Operating loss carryforward, No expiry	54,521
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction	54,521
UK
Income taxes
Operating loss carryforward, No expiry	10
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction	10
Germany
Income taxes
Operating loss carryforward, No expiry	7
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction	7
India
Income taxes
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction	86
Vietnam
Income taxes
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction	14
Japan
Income taxes
Operating loss carryforward, No expiry	9
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction	9
Tax Year 2026
Income taxes
Operating loss carryforward	5,873
Tax Year 2026 | Switzerland
Income taxes
Operating loss carryforward	5,873
Tax Year 2027
Income taxes
Operating loss carryforward	24,425
Tax Year 2027 | Switzerland
Income taxes
Operating loss carryforward	24,422
Tax Year 2027 | Vietnam
Income taxes
Operating loss carryforward	3
Tax Year 2028
Income taxes
Operating loss carryforward	30,093
Tax Year 2028 | Switzerland
Income taxes
Operating loss carryforward	30,089
Tax Year 2028 | Vietnam
Income taxes
Operating loss carryforward	4
Tax Year 2029
Income taxes
Operating loss carryforward	67,616
Tax Year 2029 | Switzerland
Income taxes
Operating loss carryforward	67,613
Tax Year 2029 | Vietnam
Income taxes
Operating loss carryforward	3
Tax Year 2030
Income taxes
Operating loss carryforward	24,872
Tax Year 2030 | Switzerland
Income taxes
Operating loss carryforward	24,868
Tax Year 2030 | Vietnam
Income taxes
Operating loss carryforward	4
Tax Year 2031
Income taxes
Operating loss carryforward	22,663
Tax Year 2031 | Switzerland
Income taxes
Operating loss carryforward	22,654
Tax Year 2031 | India
Income taxes
Operating loss carryforward	9
Tax Year 2032
Income taxes
Operating loss carryforward	22,673
Tax Year 2032 | Switzerland
Income taxes
Operating loss carryforward	22,596
Tax Year 2032 | India
Income taxes
Operating loss carryforward	77
Tax Year 2035
Income taxes
Operating loss carryforward	89
Tax Year 2035 | USA
Income taxes
Operating loss carryforward	89
Tax Year 2037
Income taxes
Operating loss carryforward	159
Tax Year 2037 | USA
Income taxes
Operating loss carryforward	159
Tax Year 2039
Income taxes
Operating loss carryforward	220
Tax Year 2039 | USA
Income taxes
Operating loss carryforward	220
Tax Year 2040
Income taxes
Operating loss carryforward	90
Tax Year 2040 | USA
Income taxes
Operating loss carryforward	90
Tax Year 2041
Income taxes
Operating loss carryforward	1
Tax Year 2041 | USA
Income taxes
Operating loss carryforward	1
Tax Year 2042
Income taxes
Operating loss carryforward	45
Tax Year 2042 | USA
Income taxes
Operating loss carryforward	45
Tax Year 2044
Income taxes
Operating loss carryforward	18
Tax Year 2044 | USA
Income taxes
Operating loss carryforward	18
Tax Year 2045
Income taxes
Operating loss carryforward	59
Tax Year 2045 | USA
Income taxes
Operating loss carryforward	$ 59